Fair Value of Financial Assets and Liabilities - Schedule of Reconciliation of Contingent Consideration Obligations Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Beginning balance	$ 273,367	$ 328,933
Fair value adjustments	(41,145)	(55,566)
Ending balance	$ 232,222	$ 273,367